Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of unaudited consolidated financial statements reflect the activities
Name	Background	Ownership
AGBA Merger Sub I Limited (“AMSI”)	A British Island company Incorporated on November 26, 2021	100% Owned by AGBA
AGBA Merger Sub II Limited (“AMSII”)	A British Island company Incorporated on November 26, 2021	100% Owned by AGBA

Name	Background	Ownership
AGBA Merger Sub I Limited (“AMSI”)	A British Island company Incorporated on November 26, 2021	100% Owned by AGBA
AGBA Merger Sub II Limited (“AMSII”)	A British Island company Incorporated on November 26, 2021	100% Owned by AGBA

Schedule of assets and liabilities that were measured at fair value on a recurring basis
Description	March 31, 2022 (unaudited)	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities held in Trust Account*	$40,989,461	$40,989,461	$—	$—

Liabilities:
Warrant liabilities	$520,000	$—	$—	$520,000
Description	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities held in Trust Account*	$40,441,469	$40,441,469	$—	$—

Liabilities:
Warrant liabilities	$490,000	$—	$—	$490,000

*        included in cash in the cash and investments held in Trust Account on the Company’s unaudited condensed consolidated balance sheets.

Description	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities held in Trust Account*	$40,441,469	$40,441,469	$—	$—

Liabilities:
Warrant liabilities	$490,000	$—	$—	$490,000
Description	December 31, 2020	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities held in Trust Account*	$48,249,518	$48,249,518	$—	$—

Liabilities:
Warrant liabilities (restated)	$390,000	$—	$—	$390,000

*        included in cash and investments held in trust account on the Company’s consolidated balance sheets.

Schedule of net loss per share
	For the Three Months Ended March 31, 2022	For the Three Months Ended March 31, 2021
Net loss	$(351,756)	$(131,804)
Accretion of carrying value to redemption value	(547,992)	(595,511)
Net loss including accretion of carrying value to redemption value	$(899,728)	$(727,315)

	For the Year Ended December 31, 2021	For the Year Ended December 31 2020
		(Restated)
Net loss	$(769,316)	$(37,426)
Accretion of carrying value to redemption value	(4,584,555)	—
Net loss including accretion of carrying value to redemption value	$(5,353,871)	$(37,426)

Schedule of basic and diluted net loss per share
	For the three months ended March 31, 2022		For the three months ended March 31, 2021
	Redeemable ordinary shares	Non-Redeemable ordinary shares	Redeemable ordinary shares	Non-Redeemable ordinary shares
Basic and diluted net loss per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(653,367)	$(246,361)	$(549,307)	$(178,008)
Accretion of carrying value to redemption value	547,992	—	595,511	—
Allocation of net income (loss)	$(105,375)	$(246,361)	$46,204	$(178,008)
Denominators:
Weighted-average shares outstanding	3,646,607	1,375,000	4,243,062	1,375,0000
Basic and diluted net loss per share	$(0.03)	$(0.18)	$0.01	$(0.13)

	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
	Redeemable Ordinary share	Non-Redeemable Ordinary share	Redeemable Ordinary share	Non-Redeemable Ordinary share
			(Restated)	(Restated)
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(3,981,368)	$(1,372,503)	$(28,813)	$(8,613)
Accretion of carrying value to redemption value	4,584,555	—	—	—
Allocation of net income (loss)	$603,187	$(1,372,503)	$(28,813)	$(8,613)
Denominators:
Weighted-average shares outstanding	3,988,613	1,375,000	4,600,000	1,375,000
Basic and diluted net income (loss) per share	$0.15	$(1.00)	$(0.01)	$(0.01)